Notes to the Statement of Consolidated Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Notes to Statement of Consolidated Cash Flows
(a)	Cash generated from operations

	2017	2016	2015
	RMB million	RMB million	RMB million
Profit before income tax	8,610	6,497	5,667
Adjustments for:
Depreciation of property, plant and equipment and amortization of other non-current assets	13,769	12,345	10,710
Amortization of intangible assets	143	129	85
Depreciation of investment properties	12	11	4
Amortization of prepayments for land use right	45	63	60
Gains on disposal of property, plant and equipment	(13)	(74)	(377)
Gain on disposal of prepayments for land use right	(5)	(3)	(1)
Gain on disposal of investment in a subsidiary	(1,754)	—	(41)
Gain on disposal of investment in an associate	(12)	(12)	—
Gain on disposal of available-for-sale investments	(4)	(95)	(33)
Dividend income from available-for-sale investments	(33)	(28)	(13)
Share of results of associates	(202)	(148)	(126)
Share of results of joint ventures	(49)	(39)	(26)
Net foreign exchange losses	(2,378)	3,246	5,480
Gain on fair value changes of derivative financial instruments	311	(2)	(6)
Impairment charges	491	29	228
Interest income	(111)	(96)	(66)
Interest expense	3,184	2,641	2,075

Operating profit before working capital changes	22,004	24,464	23,620

Changes in working capital
Flight equipment spare parts	(109)	(202)	117
Trade and notes receivables	(500)	208	985
Prepayments and other receivables	(753)	(839)	(2,011)
Restricted bank deposits and short-term bank deposits	(8)	(8)	—
Sales in advance of carriage	(569)	1,836	777
Trade and bills payables	1,725	(336)	1,629
Other payables and accruals	340	1,424	(234)
Staff housing allowances	62	(57)	105
Other long-term liabilities	(728)	(883)	1,164
Post-retirement benefit obligations	(217)	321	(282)
Provision for return condition checks for aircraft under operating leases	(139)	167	(381)
Operating lease deposits	—	59	46

Cash generated from operations	21,108	26,154	25,535

Summary of Major Non-cash Transactions
(b)	Major non-cash transactions

	2017	2016	2015
	RMB million	RMB million	RMB million
Finance lease obligations incurred for acquisition of aircraft	6,865	8,838	21,887

Summary of Changes in Liabilities Arising from Financing Activities
(c)	Changes in liabilities arising from financing activities

	Bank and other loans	Obligations under finance leases
	RMB million	RMB million
At 1 January 2017	56,732	61,041
Changes from financing cash flow	7,450	(10,587)
Reclassified as part of the disposal group	(262)	(409)
Foreign exchange movement	(119)	(2,362)
New finance leases	—	19,185

At 31 December 2017	63,801	66,868